Income Taxes (Details 3) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Deferred tax assets
Net operating losses carryforward	$ 4,244,187	$ 3,316,740
Accruals and reserves	7,121,646	6,476,962
Lease liability	20,160	19,029
Total deferred tax assets	11,385,993	9,812,461
Less: Valuation allowance	(4,389,425)	(3,188,969)
Total deferred tax assets, net of valuation allowance	6,996,568	6,623,492
Deferred tax liabilities
Right-of-use asset	(18,002)	(16,954)
Total deferred tax liabilities	(18,002)	(16,954)
Net deferred tax assets (liabilities)	$ 6,978,566	$ 6,606,538